Document And Entity Information	Jun. 01, 2022
Document Information [Line Items]
Entity, Registrant Name	IRONSTONE PROPERTIES, INC
Current Fiscal Year End Date	--12-31
Document, Type	8-K
Document, Period End Date	Jun. 01, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-12346
Entity, Tax Identification Number	95-2829956
Entity, Address, Address Line One	909 Montgomery Street
Entity, Address, City or Town	San Francisco
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94133
City Area Code	415
Local Phone Number	551-8600
Title of 12(b) Security	Common
Trading Symbol	IRNS
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000723269